American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
February 28, 2023

Intermediate-Term Tax-Free Bond Fund - Schedule of Investments
FEBRUARY 28, 2023 (UNAUDITED)

	Principal Amount/Shares ($)	Value ($)
MUNICIPAL SECURITIES — 98.8%
Alabama — 2.8%
Birmingham Airport Authority Rev., 5.00%, 7/1/31 (BAM)	700,000	787,866
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,009,943
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (LIQ FAC: Royal Bank of Canada)	1,645,000	1,644,663
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,837,485
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,862,287
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	19,500,000	20,471,176
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	17,082,855
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,025,945
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,040,501
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,125,747
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	15,000,000	15,009,828
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Goldman Sachs & Co.)	5,000,000	5,361,650
		102,259,946
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,731,341
Arizona — 4.3%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group) , VRDN, 2.45%, 3/1/23 (LOC: Bank of America N.A.)	300,000	300,000
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 4.00%, (3-month LIBOR plus 0.81%), 1/1/37	7,500,000	6,992,542
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.67%, (MUNIPSA plus 0.25%), 1/1/46	3,845,000	3,756,908
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,120,146	5,684,147
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	415,000	416,615
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	384,725
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	585,571
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	777,727
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)(2)(6)	5,000,000	3,250,000
Arizona Industrial Development Authority Rev., (Phoenix Children's Hospital), VRDN, 2.45%, 3/1/23 (LOC: JPMorgan Chase Bank N.A.)	560,000	560,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	600,000	567,261
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	611,495
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	326,027
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	276,247
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	687,388
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	329,627
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	329,137
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	256,629
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	569,834
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	1,783,132
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,661,859
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	492,119
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525,000	449,699
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	250,000	200,126
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	700,000	514,493
Arizona Sports & Tourism Authority Rev., 5.00%, 7/1/25 (BAM)	2,000,000	2,075,580
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/28	2,090,000	2,330,724
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/29	2,500,000	2,844,759

Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/34	2,105,000	2,473,464
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/35	5,000,000	5,808,950
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	912,798
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	4,000,000	3,922,260
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	100,276
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	505,224
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	204,227
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	307,842
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	221,676
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	721,399
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	719,387
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	307,163
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,006,438
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,224,132
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/36	1,875,000	1,903,190
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,209,699
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,304,906
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,047,811
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	3,380,000	2,742,368
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	1,140,000	836,215
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	6,500,000	4,767,891
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	3,140,000	2,210,218
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	944,811
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	839,356
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	680,824
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,699,495
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,566,587
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	280,000	287,460
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	784,375
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	365,879
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	278,610
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,685,861
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	451,647
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 3.99%, (MUNIPSA plus 0.57%), 1/1/35	3,525,000	3,512,171
Maricopa County Industrial Development Authority Rev., (HonorHealth Obligated Group), VRN, 4.22%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,716,363
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	1,000,000	953,037
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	1,779,969
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	3,167,759

Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(1)	1,650,000	1,233,644
Maricopa County Unified School District No. 4 Mesa GO, 5.00%, 7/1/25	1,000,000	1,044,426
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	635,493
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,062,300
Phoenix GO, 5.00%, 7/1/24	1,330,000	1,363,015
Phoenix GO, 5.00%, 7/1/25	3,000,000	3,137,416
Phoenix GO, 5.00%, 7/1/26	2,750,000	2,935,137
Phoenix GO, 5.00%, 7/1/27	3,000,000	3,264,938
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	11,022,263
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/43	7,500,000	8,333,818
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	10,244,175
Town of Gilbert GO, 5.00%, 7/15/23	4,000,000	4,027,574
		159,490,308
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,004,657
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,378,159
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,180,693
		3,563,509
California — 5.9%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,239,614
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(3)	1,725,000	1,763,806
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(3)	1,750,000	1,789,368
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(3)	1,800,000	1,840,493
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(3)	2,000,000	2,044,992
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(3)	2,000,000	2,044,992
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(4)	2,000,000	1,835,749
Bay Area Toll Authority Rev., VRN, 4.52%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,768,216
Bay Area Toll Authority Rev., VRN, 3.70%, (MUNIPSA plus 0.28%), 4/1/56	7,000,000	7,001,083
California Community Choice Financing Authority Rev., VRN, 3.87%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	8,200,419
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/31	550,000	592,521
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/33	450,000	482,136
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	198,269
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	266,264
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	264,339
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	141,405
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/23, Prerefunded at 100% of Par(3)	1,810,000	1,820,965
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,665,000	1,754,676
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,375,000	1,347,140
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	603,485
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,014,520
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,020,446
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,031,235
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	4,936,163
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(1)	5,145,000	4,806,509
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,540,806
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,556,927
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,037,339
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	1,960,000	1,911,529
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,382,316
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	6,281,595
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	7,786,297

City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,282,173
City & County of San Francisco GO, 5.00%, 6/15/25	1,560,000	1,634,139
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,143,701
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,053,755
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(4)	2,530,000	2,033,343
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,200,000	2,223,130
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,455,000	1,017,731
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(3)	1,750,000	1,758,768
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(3)	2,500,000	2,563,539
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	16,110,000	13,805,415
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,254,965
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,567,797
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 4.00%, 9/1/27	1,455,000	1,462,403
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,522,643
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,281,133
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,085,776
Metropolitan Water District of Southern California Rev., VRN, 3.56%, (MUNIPSA plus 0.14%), 7/1/37	5,000,000	4,980,617
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,126,942
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(3)	800,000	838,547
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(3)	1,000,000	1,048,184
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,073,910
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,359,759
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,051,009
Orange County Community Facilities District Special Tax, 5.00%, 8/15/42	2,000,000	2,040,896
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,716,873
Orange County Transportation Authority Rev., 4.00%, 10/15/24(3)	7,140,000	7,249,218
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,157,013
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,084,600
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	3,637,133
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,460,166
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,210,606
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(4)	5,110,000	2,281,576
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,165,378
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	635,716
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,081,288
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/25, Prerefunded at 100% of Par(3)	6,000,000	6,233,218
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/37	800,000	924,578
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/38	825,000	951,975
State of California GO, 5.00%, 10/1/24	3,500,000	3,604,817
State of California GO, 5.00%, 12/1/26	3,955,000	4,020,010
State of California GO, 5.00%, 11/1/27	5,000,000	5,074,127
State of California GO, 4.00%, 9/1/32	5,000,000	5,174,721
State of California GO, 4.00%, 8/1/35	10,000,000	10,191,717
State of California GO, 4.00%, 9/1/35	10,815,000	11,020,462
State of California GO, 5.00%, 9/1/42	2,605,000	2,779,164
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,000,000	1,092,115
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,410,697
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,044,131
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	1,000,000	1,035,799
		217,752,987

Colorado — 3.5%
Adams County COP, 5.00%, 12/1/25	2,720,000	2,857,468
Adams County COP, 4.00%, 12/1/26	2,250,000	2,307,157
Adams County COP, 4.00%, 12/1/27	1,310,000	1,344,608
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,305,856
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	315,017
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	575,644
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	456,398
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	361,912
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	678,584
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	984,402
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,215,034
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,473,856
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,217,959
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	755,413
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,652,886
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	639,603
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,233,742
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	558,394
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	7,542,019
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,698,723
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,086,323
Colorado Educational & Cultural Facilities Authority Rev., (Daughters of Israel, Inc.), VRDN, 2.50%, 3/1/23 (LOC: TD Bank N.A.)	800,000	800,000
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	9,480,872
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	7,400,000	7,692,652
Colorado Health Facilities Authority Rev., (Children's Obligated Group), VRDN, 2.45%, 3/1/23 (LOC: TD Bank N.A.)	625,000	625,000
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,475,258
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	1,795,000	1,856,820
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	5,815,000	5,956,505
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,250,000	1,255,130
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,720,712
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,411,628
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	800,402
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	516,571
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	350,118
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	389,629
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	398,026
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	250,166
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,153,047
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	590,078
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	9,025,013
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	1,935,122
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/44	4,875,000	4,985,340
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	733,053
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	753,754
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	523,969
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,006,028
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,004,316
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	532,361
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,083,224
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	827,107

Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	202,768
Leyden Rock Metropolitan District GO, 4.00%, 12/1/46 (AGM)	1,500,000	1,383,203
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,522,242
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,348,660
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,586,329
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,655,778
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,023,465
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	1,810,151
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	1,894,500
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	3,917,699
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/28 (AGM)	670,000	737,397
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	735,000	820,469
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	755,000	853,148
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	935,000	1,069,264
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/40 (AGM)	1,100,000	1,176,508
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	692,303
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	700,437
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,366,457
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,907,709
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/40 (BAM)	325,000	318,916
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)	190,000	192,079
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)	200,000	205,282
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	138,729
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	188,033
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	130,960
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	207,124
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	143,527
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	215,911
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	138,432
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	230,197
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	133,274
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	238,618
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	133,335
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	238,047
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	133,353
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	254,470
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	143,988
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	552,666
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	170,604
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	556,585
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	312,265
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	108,679
		130,146,460
Connecticut — 2.2%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	529,153
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,174,869
Bridgeport GO, 5.00%, 8/15/27	4,490,000	4,840,833
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	663,100
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,663,323
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	558,174
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,415,772
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,110,432
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,083,734
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	694,697
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,853,122

Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,073,915
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,572,742
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,031,702
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,059,004
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,026,119
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,014,801
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,011,072
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	287,110
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,069,871
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	500,000	500,785
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	1,500,000	1,364,455
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	5,527,303
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	642,785
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	534,563
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,175,228
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	371,600
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	421,768
Connecticut State Health & Educational Facilities Authority Rev., VRN, 2.80%, 7/1/57	6,530,000	6,457,863
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	4,937,163
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	8,618,891
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,686,555
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,812,642
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,126,825
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,120,437
State of Connecticut GO, 4.00%, 6/1/39	500,000	499,956
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,095,333
		80,627,697
District of Columbia — 1.1%
District of Columbia GO, 5.00%, 10/15/35	15,000,000	16,434,421
District of Columbia Rev., (District of Columbia Income Tax Rev.), 4.00%, 3/1/45	9,890,000	9,541,952
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(3)	1,000,000	1,001,481
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(3)	1,000,000	1,020,085
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	1,810,071
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,648,296
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,353,364
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,346,288
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,251,635
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,236,080
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	2,635,000	2,569,049
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	241,634
		41,454,356
Florida — 5.0%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,753,844
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,001,260
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,727,800
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	498,784
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	499,169
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	255,605
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,004,410
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	502,799
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	502,171
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	501,230

Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	499,979
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	2,955,000	3,298,064
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	4,512,625
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(1)	1,850,000	1,406,154
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31	300,000	289,173
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35	225,000	209,353
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(1)	470,000	420,524
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(1)	1,050,000	908,324
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,295,622
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,305,629
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,631,524
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,000,398
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	973,964
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,040,799
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	780,491
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,299,852
Fort Myers Rev., 4.00%, 12/1/29	170,000	174,840
Fort Myers Rev., 4.00%, 12/1/30	150,000	154,226
Fort Myers Rev., 4.00%, 12/1/31	650,000	668,074
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,835,745
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,475,940
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,299,885
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,606,537
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	895,109
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,455,142
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	792,661
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,286,084
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,543,009
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,433,762
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,427,060
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,088,955
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	504,592
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	512,714
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	810,000	826,036
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	410,393
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	710,049
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	254,344
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	748,318
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	707,005
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,008,885
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(4)	1,200,000	635,333
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(4)	3,000,000	1,486,076
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(4)	1,500,000	658,832
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(4)	1,800,000	742,389
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,049,386
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	544,680
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	649,174
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	902,444
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	1,934,274
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,102,746
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,320,620
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	853,872
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	1,685,424

Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	970,000	979,025
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	14,165,000	13,697,256
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	1,350,000	1,185,201
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,035,863
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,246,920
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	892,145
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,725,317
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,161,676
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,486,098
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,349,913
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	811,736
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,008,159
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	12,740,000	11,622,499
Tampa Water & Wastewater System Rev., 5.00%, 10/1/34	625,000	735,166
Tampa Water & Wastewater System Rev., 5.00%, 10/1/37	1,935,000	2,214,319
Tampa Water & Wastewater System Rev., 5.00%, 10/1/38	1,000,000	1,142,116
Tampa Water & Wastewater System Rev., 5.00%, 10/1/39	5,085,000	5,779,347
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,172,904
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,480,821
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,181,196
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	931,748
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23	200,000	199,664
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28	2,070,000	2,029,946
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33	1,845,000	1,784,952
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	245,000	239,920
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(1)	745,000	705,968
Village Community Development District No. 13 Special Assessment, 1.80%, 5/1/26	600,000	553,709
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	960,000	876,889
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(1)	1,720,000	1,503,539
Village Community Development District No. 13 Special Assessment, 2.55%, 5/1/31	995,000	846,431
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,130,000	2,766,907
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(1)	2,270,000	1,858,051
Village Community Development District No. 13 Special Assessment, 2.85%, 5/1/36	995,000	778,939
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(1)	2,440,000	1,855,389
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/41	1,500,000	1,087,941
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	4,495,000	3,009,380
Village Community Development District No. 14 Special Assessment, 5.125%, 5/1/37	4,500,000	4,461,690
Village Community Development District No. 14 Special Assessment, 5.375%, 5/1/42	4,000,000	3,954,908
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,067,620
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,283,010
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,112,395
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,159,052
Wildwood Utility Dependent District Rev., 5.00%, 10/1/38 (BAM)	500,000	548,148
Wildwood Utility Dependent District Rev., 5.00%, 10/1/39 (BAM)	500,000	543,807
		185,571,842
Georgia — 3.2%
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,022,324
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	924,233
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,900,754
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	1,794,293
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 2.375%, 1/1/31	1,000,000	868,362

George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	2,460,000	2,129,953
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	1,100,000	1,010,992
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	3,355,000	3,042,322
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,207,985
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,085,972
Georgia Ports Authority Rev., 5.00%, 7/1/32	1,975,000	2,339,962
Georgia Ports Authority Rev., 5.00%, 7/1/33	2,000,000	2,354,927
Main Street Natural Gas Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	5,715,000	6,043,365
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,595,271
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	7,500,000	7,515,844
Main Street Natural Gas, Inc. Rev., VRN, 3.89%, (1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,025,472
Main Street Natural Gas, Inc. Rev., VRN, 3.99%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,972,923
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,000,545
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,200,000	20,065,609
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	13,000,000	13,511,833
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,221,208
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/24, Prerefunded at 100% of Par(3)	1,500,000	1,528,522
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,364,239
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,656,802
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	1,961,335
		117,145,047
Hawaii — 0.6%
City & County of Honolulu GO, 4.00%, 7/1/42	4,025,000	3,945,667
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	8,845,189
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	7,682,959
		20,473,815
Illinois — 10.3%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,044,695
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,191,764
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,032,004
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,052,228
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,756,268
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,015,845
Chicago GO, 5.00%, 1/1/30	6,600,000	6,846,822
Chicago GO, 4.00%, 1/1/35	3,000,000	2,791,598
Chicago GO, 5.25%, 1/1/38	5,000,000	5,229,657
Chicago GO, 6.00%, 1/1/38	5,000,000	5,248,283
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	6,705,000	7,114,344
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	8,295,000	8,801,414
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,309,084
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,056,830
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	9,483,401
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,432,159
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,216,888
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,462,476
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,373,082
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,162,620
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,015,689
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,054,468
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,109,372
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,370,646
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,555,423
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,009,435

Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,009,888
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	766,248
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	765,625
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,515,297
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,303,666
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	3,785,784
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	10,245,654
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,164,655
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,070,736
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,348,644
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,677,649
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,567,473
Cook County GO, 5.00%, 11/15/25	3,600,000	3,750,931
Cook County GO, 5.00%, 11/15/27	2,800,000	2,960,702
Cook County GO, 5.00%, 11/15/28	1,000,000	1,057,036
Cook County GO, 5.00%, 11/15/29	3,270,000	3,456,508
Cook County GO, 5.00%, 11/15/31	2,350,000	2,480,679
Cook County GO, 5.00%, 11/15/34	2,000,000	2,056,434
Cook County GO, 5.00%, 11/15/35	1,800,000	1,847,683
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,011,236
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	1,850,317
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,221,429
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,035,040
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,115,938
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,548,864
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,170,750
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,231,998
Cook County Sales Tax Rev., 5.25%, 11/15/45	7,275,000	7,777,716
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,011,814
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,076,181
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,047,614
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,133,627
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,270,122
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,331,881
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,397,983
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,465,490
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,619,914
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	401,549
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	407,829
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	414,661
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	369,002
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	424,044
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	807,788
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,648,847
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,549,477
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,007,908
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,932,231
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,118,389
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	520,076
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	327,546
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	519,007
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	590,608
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	515,542
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,515,303
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	758,003

Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,552,702
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,207,599
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	4,666,026
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,031,726
Illinois Finance Authority Rev., (Plymouth Place Obligated Group), 4.75%, 11/15/27	3,500,000	3,501,530
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 4.12%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	1,945,474
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	248,631
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	711,623
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	336,519
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	712,697
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	746,379
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,182,360
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,674,685
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	11,391,909
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(3)	1,000,000	1,006,005
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	5,071,926
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,370,290
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,697,105
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,093,221
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	3,422,412
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,092,171
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	2,831,645
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,304,345
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,718,118
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	5,810,000	5,932,610
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	11,410,000	11,878,511
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,523,480
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/24	3,450,000	3,475,839
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)	250,000	261,210
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)	200,000	207,299
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)	580,000	580,163
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	550,000	549,911
Northern Illinois University Rev., 5.00%, 4/1/33 (BAM)	1,400,000	1,502,715
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,165,516
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,245,000
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,031,084
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,721,948
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,879,934
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,741,250
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,188,486
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,019,530
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,013,273
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,114,385
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,568,053
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,096,060
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,347,256
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,647,371
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,171,197
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,011,680
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	822,501
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,570,964
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,067,641
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,064,722
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	759,294
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,011,194

Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	913,375
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,080,699
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,243,945
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,835,232
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	661,715
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(3)	55,000	57,774
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(3)	285,000	300,560
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(3)	3,180,000	3,353,613
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,425,086
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,019,214
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,383,696
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AGM)	2,760,000	2,881,646
		382,557,241
Indiana — 0.8%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,167,580
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,086,382
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,594,987
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,969,147
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,049,299
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,081,241
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,101,422
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/24	2,200,000	2,236,564
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,161,591
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,096,494
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,015,673
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,168,358
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,270,303
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,483,740
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,258,643
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 3.97%, (MUNIPSA plus 0.55%), 11/1/39	4,520,000	4,521,011
		29,262,435
Iowa — 0.1%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.74%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,737,396
Kansas†
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 2.875%, 4/1/30	750,000	661,152
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	901,585
		1,562,737
Kentucky — 1.9%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	633,499
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	282,781
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	948,859
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	572,507
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	490,947
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	453,372
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	356,711
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	679,481
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,130,000	1,156,043
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,724,797
Kenton County Airport Board Rev., (Cincinnati / Northern Kentucky International Airport), 5.00%, 1/1/26	1,330,000	1,397,068
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,624,846
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,029,422
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,385,886

Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	10,007,367
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	14,933,498
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	14,761,340
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/31 (BAM)	2,000,000	2,197,920
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/33 (BAM)	1,750,000	1,914,225
Kentucky State University COP, 4.00%, 11/1/38 (BAM)	325,000	319,915
Kentucky State University COP, 4.00%, 11/1/46 (BAM)	440,000	406,355
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,540,241
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,565,891
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,168,742
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,121,503
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,377,486
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,576,078
		70,626,780
Louisiana — 1.1%
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	563,934
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	524,712
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,048,320
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	523,240
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	519,986
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	516,208
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	357,657
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	251,473
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	5,003,343
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	4,923,038
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,050,801
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(3)	6,000,000	6,289,285
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,036,525
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,036,951
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	3,250,000	3,253,212
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	532,119
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	882,492
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	385,337
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,207,595
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,313,059
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,298,010
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	251,009
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	204,119
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	766,141
State of Louisiana GO, 4.00%, 5/1/32	4,250,000	4,330,302
		39,068,868
Maryland — 1.4%
Baltimore Rev., 4.875%, 6/1/42	1,375,000	1,304,917
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	612,635
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,605,031
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	1,280,000	1,271,312
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,501,756
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,561,195
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	528,268
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,089,181
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/24 (AGM)	300,000	301,696
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/25 (AGM)	330,000	335,129

Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/26 (AGM)	375,000	383,619
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,281,613
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/43 (AGM)	1,000,000	1,021,739
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	203,106
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	178,536
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	122,804
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	132,729
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	178,535
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	254,558
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	304,762
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	329,267
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,482,231
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/36	2,290,000	2,321,822
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/38	865,000	763,770
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,607,574
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,115,562
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/26	2,550,000	2,692,358
State of Maryland GO, 4.00%, 3/15/30	10,000,000	10,426,390
State of Maryland Department of Transportation Rev., 5.00%, 10/1/24	10,000,000	10,279,181
		53,191,276
Massachusetts — 1.7%
Massachusetts GO, 5.00%, 1/1/35	10,000,000	11,084,695
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,416,952
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	442,647
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	750,000	874,863
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	1,000,000	1,166,484
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,153,988
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,442,485
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,311,239
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,136,900
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,801,987
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,425,000	2,539,640
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,329,391
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,252,102
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/23(1)	125,000	125,378
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(1)	130,000	131,322
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)	125,000	126,261
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)	160,000	162,662
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)	160,000	163,676
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)	170,000	174,971
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)	300,000	310,166
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)	325,000	336,704

Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(1)	350,000	354,184
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(1)	400,000	401,882
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(1)	315,000	313,590
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(1)	300,000	296,477
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(1)	275,000	267,193
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(1)	465,000	441,414
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(1)	245,000	230,549
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles Inc Obligated Group), 5.00%, 10/1/47(1)	1,000,000	966,999
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(1)	1,850,000	1,869,524
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	665,675
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	830,389
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	826,278
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	583,865
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	495,779
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	465,786
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	629,582
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	1,885,811
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	1,939,843
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,368,342
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,237,566
		61,555,241
Michigan — 2.7%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	876,660
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,488,900
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,610,332
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,708,023
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,889,595
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,030,302
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,883,360
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,503,435
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,609,720
Detroit GO, 5.00%, 4/1/34	1,000,000	1,025,114
Detroit GO, 5.00%, 4/1/35	1,450,000	1,474,813
Detroit GO, 5.00%, 4/1/37	1,630,000	1,625,945
Detroit GO, 5.00%, 4/1/37	1,750,000	1,755,808
Detroit GO, 5.00%, 4/1/38	1,000,000	991,539
Detroit GO, 4.00%, 4/1/42	1,100,000	917,581
Detroit GO, 5.00%, 4/1/46	1,745,000	1,648,221
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/24 (AGM)	850,000	867,304
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/25 (AGM)	550,000	561,701
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/26 (AGM)	600,000	611,822
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/27 (AGM)	1,250,000	1,274,465
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/28 (AGM)	1,600,000	1,629,015
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/30 (AGM)	1,255,000	1,276,776
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/31 (AGM)	1,625,000	1,651,501
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/23 (AGM)	400,000	401,999
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/24 (AGM)	750,000	765,268
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/25 (AGM)	500,000	510,637
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.625%, 5/15/25	115,000	109,561

Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	959,053
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,002,928
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,020,190
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,039,309
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,555,325
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,713,962
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/25	5,090,000	5,269,563
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/26	5,000,000	5,277,855
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	3,370,000	3,626,856
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/28	2,000,000	2,195,549
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	3,950,000	3,723,118
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 11/1/46	5,000,000	4,536,524
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/27	3,030,000	3,095,773
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/28	3,465,000	3,539,679
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,032,096
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,521,536
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,000,000	1,023,311
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,250,000	1,279,139
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,400,000	1,432,636
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	1,565,000	1,601,482
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,113,074
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,067,712
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,390,125
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,568,887
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,126,860
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,029,116
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	668,785
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,208,622
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,179,905
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,073,062
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,041,070
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,585,237
		100,197,736
Minnesota — 0.3%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,053,614
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,034,263
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	425,916
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	386,508
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	413,720
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	393,504
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	378,514
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	500,933
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,215,705
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	819,628
Minneapolis MN/St. Paul Housing & Redevelopment Authority Rev., (Allina Health Obligated Group), VRDN, 2.45%, 3/1/23 (LOC: JPMorgan Chase Bank N.A.)	1,585,000	1,585,000
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,091,100
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,046,570
		11,344,975
Mississippi — 0.2%
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	580,752
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.55%, 3/1/23 (GA: Chevron Corp.)	240,000	240,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.55%, 3/1/23 (GA: Chevron Corp.)	300,000	300,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.55%, 3/1/23 (GA: Chevron Corp.)	485,000	485,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.55%, 3/1/23 (GA: Chevron Corp.)	870,000	870,000

Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.60%, 3/1/23 (GA: Chevron Corp.)	400,000	400,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,333,807
Mississippi Development Bank Rev., (Jackson County Port Authority/MS), VRDN, 2.55%, 3/1/23 (GA: Chevron Corp.)	650,000	650,000
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34	700,000	745,915
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35	600,000	632,734
		9,238,208
Missouri — 1.0%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	600,000
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,007,231
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	825,286
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,140,299
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,403,910
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,298,236
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	5,000,000	5,090,373
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	4,930,470
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/31	650,000	703,143
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/32	1,000,000	1,079,098
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/33	750,000	808,642
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/35	915,000	980,290
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 4.00%, 2/15/37	500,000	494,429
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/25	1,000,000	1,033,565
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/27	1,000,000	1,069,423
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	2,000,000	2,177,546
Health & Educational Facilities Authority of the State of Missouri Rev., (St Louis University), VRDN, 2.50%, 3/1/23 (LOC: Barclays Bank PLC)	200,000	200,000
Health & Educational Facilities Authority of the State of Missouri Rev., (Washington University), VRDN, 2.45%, 3/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	600,000	600,000
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	609,415
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	570,536
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	275,839
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	553,158
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	579,863
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	524,161
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,024,644
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	501,748
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	969,238
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	633,304
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	2,829,973
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	982,376
		35,496,196
Nebraska — 1.1%
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,100,675
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	10,000,000	10,054,257
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,063,522
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	14,000,000	14,427,484
Douglas County Hospital Authority No. 2 Rev., (Children's Hospital Obligated Group), VRDN, 2.47%, 3/1/23 (LOC: U.S. Bank N.A.)	500,000	500,000

Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,131,449
		41,277,387
Nevada — 0.8%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	790,039
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	773,501
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	804,187
Henderson Local Improvement Districts Special Assessment, (Henderson NV Local Improvement District No T-18), 4.00%, 9/1/24	1,885,000	1,877,407
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(3)	1,270,000	1,384,831
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(3)	1,840,000	2,023,052
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Revenue), 4.00%, 7/1/32	3,810,000	3,880,056
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,427,953
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,520,902
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	450,000	390,995
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	1,000,000	823,407
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	1,000,000	781,543
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	485,000	432,470
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	525,000	446,866
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	1,000,000	949,495
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	463,680
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,100,000	2,075,010
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,425,000	903,940
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,597,135
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,080,456
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	921,990
Sparks Rev., 2.50%, 6/15/24(1)	375,000	365,033
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	2,933,561
		28,647,509
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	1,873,949
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,041,232	13,824,121
		15,698,070
New Jersey — 4.8%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	2,500,000	2,673,684
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,020,228
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,039,174
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,049,588
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,170,072
New Jersey Economic Development Authority Rev., (State Capitol Joint Management Commission), 5.00%, 6/15/30	5,150,000	5,601,317
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/23	2,335,000	2,344,729
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/24	4,015,000	4,083,675
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	5,000,000	5,065,766
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/25, Prerefunded at 100% of Par(3)	3,310,000	3,461,051
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/26	5,000,000	5,073,133
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 6/15/27	5,000,000	5,374,897
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/31	4,790,000	5,268,089
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/23 (BAM)	5,125,000	5,149,252
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/27 (BAM)	3,000,000	3,196,811
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/28 (BAM)	6,000,000	6,412,066
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/33	1,000,000	1,060,041

New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)(3)	2,360,000	2,457,269
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	2,688,022
New Jersey Educational Facilities Authority Rev., (St Elizabeth University), 5.00%, 7/1/26	1,865,000	1,863,740
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	11,172,872
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(3)	1,500,000	1,591,174
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(3)	1,500,000	1,591,174
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,239,494
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,098,455
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,016,843
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,526,033
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,100,315
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	3,802,637
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	6,595,317
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,254,873
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	18,545,453
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/37	1,000,000	1,072,114
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,052,318
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,005,944
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,324,475
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,333,393
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,060,155
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,436,088
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,723,739
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,206,135
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,226,261
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,994,381
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,229,531
		176,251,778
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,055,000	1,043,728
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23(3)	1,625,000	1,635,895
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(3)	1,000,000	1,040,590
		3,720,213
New York — 12.1%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	416,100
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	363,344
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	362,709
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,643,170
Brookhaven Local Development Corp. Rev., (Long Island Community Hospital at NYU Langone Health Obligated Group), 4.00%, 10/1/45 (GA: NYU Langone Hospitals)	2,000,000	1,821,008
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,036,442
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	855,989
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,906,808
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	936,364
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	11,618,840
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,556,403
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,067,974
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	9,835,978
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	7,080,904
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,280,573
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	8,000,000	8,052,305
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	10,000,000	10,605,787

New York City GO, 5.00%, 8/1/25	1,700,000	1,760,812
New York City GO, 5.00%, 8/1/25	13,605,000	14,173,304
New York City GO, 5.00%, 8/1/26	5,370,000	5,561,079
New York City GO, 5.00%, 8/1/32	2,000,000	2,225,224
New York City GO, 5.00%, 8/1/33	500,000	554,728
New York City GO, 5.00%, 8/1/33	1,000,000	1,109,455
New York City GO, 5.00%, 8/1/34	2,215,000	2,449,337
New York City GO, 5.25%, 10/1/39	2,000,000	2,269,899
New York City GO, 5.25%, 10/1/40	3,000,000	3,381,077
New York City GO, 4.00%, 9/1/46	4,960,000	4,701,134
New York City GO, 4.00%, 3/1/47	5,000,000	4,727,014
New York City GO, 4.00%, 3/1/50	3,030,000	2,842,932
New York City GO, VRDN, 2.45%, 3/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	1,250,000	1,250,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,076,239
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,787,910
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,422,941
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,733,534
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	6,895,000	6,722,617
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	7,485,554
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/47	3,500,000	3,778,747
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.45%, 3/1/23 (SSBPA: Mizuho Bank Ltd)	575,000	575,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.45%, 3/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	1,420,000	1,420,000
New York City Municipal Water Finance Authority Rev., VRDN, 2.45%, 3/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	775,000	775,000
New York City Municipal Water Finance Authority Rev., VRDN, 2.45%, 3/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	1,900,000	1,900,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,189,098
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	10,029,447
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,427,186
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/34	10,000,000	11,749,393
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,781,849
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	7,485,000	8,758,843
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	398,070
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,523,722
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,317,011
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,554,109
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	11,305,357
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,705,450
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 2.45%, 3/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	200,000	200,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 2.45%, 3/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	1,400,000	1,400,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 2.45%, 3/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	1,850,000	1,850,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	10,999,159
New York Power Authority Rev., 5.00%, 11/15/25 (AGM)	1,450,000	1,528,071
New York Power Authority Rev., 5.00%, 11/15/26 (AGM)	2,075,000	2,236,096
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	3,930,824
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,459,402
New York State Dormitory Authority Rev., (Garnet Health Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,610,299
New York State Dormitory Authority Rev., (Garnet Health Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,304,998
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,679,557
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/38	13,490,000	14,294,221
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	2,135,000	2,114,087
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/46	5,040,000	4,782,221

New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/25	1,700,000	1,775,029
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/26	1,500,000	1,600,950
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/35	875,000	1,019,495
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,156,917
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	10,310,234
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	4,937,874
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/36	5,855,000	5,918,440
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000,000	9,702,807
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/43	10,000,000	10,882,421
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,664,835
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,059,376
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,486,335
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	734,243
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,001,971
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	980,277
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	455,000	475,732
Town of Oyster Bay GO, 5.00%, 8/1/26 (AGM)	950,000	1,015,439
Town of Oyster Bay GO, 5.00%, 8/1/27 (AGM)	1,000,000	1,090,691
Town of Oyster Bay GO, 5.00%, 8/1/28 (AGM)	1,250,000	1,391,955
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,270,296
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	2,783,892
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	727,176
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	2,000,000	2,301,511
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,040,753
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/31	4,000,000	4,664,999
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	1,780,000	2,120,918
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	619,178
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	839,836
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,656,985
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,414,839
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/42	3,520,000	3,845,298
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,357,854
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000,000	1,069,283
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	2,875,000	3,029,140
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	1,300,000	1,363,689
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,007,934
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	16,315,000	16,528,100
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	6,140,000	6,423,762
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,366,106
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(1)	4,545,000	4,339,516
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,007,944
		449,236,735
North Carolina — 1.5%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,347,757
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,490,429
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,092,854
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,671,603
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,490,406
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,173,078
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,510,110
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	992,401
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	916,411
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,007,180
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	555,391

North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,720,295
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	955,269
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,058,397
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,092,149
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,192,666
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	515,804
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	820,811
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/45	1,800,000	1,745,435
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,020,919
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24(3)	6,595,000	6,689,093
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	16,710,492
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,524,557
		57,293,507
Ohio — 1.2%
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	4,875,000	4,717,065
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,309,630
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,090,805
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	775,565
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/34	500,000	563,299
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	600,000	663,958
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/38	525,000	525,143
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,058,028
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	905,000	923,052
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,638,599
Columbus GO, 5.00%, 4/1/34	2,625,000	3,079,776
Columbus GO, 5.00%, 4/1/35	2,000,000	2,317,223
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,770,257
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,376,992
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,067,889
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,664,880
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,817,195
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,035,223
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	417,362
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	480,336
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	832,666
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	768,622
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/35	1,100,000	1,288,046
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	861,946
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,648,701
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/33	700,000	807,006
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/34	1,000,000	1,145,003
Worthington City School District GO, 5.00%, 12/1/41(5)	1,400,000	1,543,486
Worthington City School District GO, 5.00%, 12/1/42(5)	1,800,000	1,979,619
		45,167,372
Oklahoma — 0.3%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,551,314
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,034,881
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,036,446
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48 (OK CERF)	5,385,000	5,219,285
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,000,510
		9,842,436
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	492,417
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	479,843

Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	3,554,629
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	350,000
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	252,444
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	203,341
Forest Grove Rev., (Pacific University), 4.00%, 5/1/37	635,000	594,401
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,329,795
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	276,270
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	242,510
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	208,435
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	276,176
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	245,237
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	208,453
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,027,040
State of Oregon Department of Transportation Rev., 5.00%, 11/15/30	1,250,000	1,455,377
State of Oregon Department of Transportation Rev., 5.00%, 11/15/31	1,675,000	1,981,826
State of Oregon Department of Transportation Rev., 5.00%, 11/15/33	630,000	753,197
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	552,413
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	551,050
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	549,354
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	650,316
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	857,554
		18,092,078
Pennsylvania — 5.9%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,244,783
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,023,807
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	606,656
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,649,682
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	1,976,023
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,363,854
Bucks County Water and Sewer Authority Rev., 4.00%, 12/1/42 (AGM)	2,750,000	2,672,655
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	767,471
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	424,111
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,691,617
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,151,279
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,146,517
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,428,226
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,504,232
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,578,015
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,531,069
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,047,827
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,484,875
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	773,041
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	679,176
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,063,180
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,120,817
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,177,861
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,232,319
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,292,038
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(3)	5,000,000	5,107,299
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 4.02%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,730,176
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,071,919
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,626,398

Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,335,905
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,131,687
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,046,759
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	972,299
Luzerne County Industrial Development Authority Rev., (County of Luzerne), 5.00%, 12/15/27 (AGM)	1,000,000	1,047,304
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	540,442
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	494,718
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 4.24%, (1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,002,625
Pennsylvania COP, 5.00%, 7/1/29	600,000	656,291
Pennsylvania COP, 5.00%, 7/1/30	750,000	822,619
Pennsylvania COP, 5.00%, 7/1/31	850,000	933,842
Pennsylvania COP, 5.00%, 7/1/35	450,000	488,247
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,256,583
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	12,476,882
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,247,651
Pennsylvania GO, 4.00%, 2/1/32	6,200,000	6,376,248
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(3)	945,000	973,202
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,115,938
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,101,314
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	1,907,849
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,035,030
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	6,710,165
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	559,079
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	583,773
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,092,352
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,112,314
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,047,206
Pennsylvania Turnpike Commission Rev., VRN, 4.02%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,003,195
Pennsylvania Turnpike Commission Rev., VRN, 4.12%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,002,619
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,342,825
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,077,494
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,601,296
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,235,203
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,757,482
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	1,964,388
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,261,504
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,522,443
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,755,584
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,841,155
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	838,428
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,125,001
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	617,806
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,171,057
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	838,284
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,180,646
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,109,076
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,358,100
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,279,270
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,837,972
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,654,744
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,757,009
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,100,497
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,978,124

Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	670,000
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,100,589
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,130,242
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,571,879
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,568,401
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,319,712
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	534,973
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	516,958
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,335,248
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,271,735
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,765,151
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,271,158
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,089,308
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,785,782
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	806,873
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,739,321
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,141,282
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 3.78%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	9,988,845
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	322,431
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	312,170
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	425,538
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,278,047
		219,392,092
Rhode Island — 0.7%
Providence Public Building Authority Rev., 5.00%, 9/15/26 (AGM)	3,480,000	3,650,459
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,735,663
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	4,185,000	4,442,661
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	1,936,985
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,139,099
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,175,000	2,403,577
Providence Public Building Authority Rev., 4.00%, 9/15/33 (AGM)	5,620,000	5,867,468
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,020,394
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	477,301
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	527,644
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	522,980
		24,724,231
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	394,603
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	845,751
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,774,333
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	2,987,279
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,198,589
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,135,205
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,580,695
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,751,798
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,115,198
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,310,158
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	252,281
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,190,971
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	476,556
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.00%, 11/1/26(1)	715,000	652,645
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.625%, 11/1/31(1)	1,000,000	835,277
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	1,000,000	777,908

South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	3,828,012
		26,107,259
Tennessee — 0.5%
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	382,096
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	662,813
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	424,087
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	392,310
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	497,477
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	497,069
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	311,997
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	254,536
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	385,500
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	383,428
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	545,211
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	542,691
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	546,719
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	12,000,000	12,213,607
Tennessee Energy Acquisition Corp. Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,549,561
		19,589,102
Texas — 12.7%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,544,257
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,087,838
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,196,958
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,084,905
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,081,743
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	204,910
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	390,554
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	336,311
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	504,179
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	371,204
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	541,144
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	882,926
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	454,813
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,336,105
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/35 (PSF-GTD)	1,685,000	1,699,083
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,237,347
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,475,846
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/38 (PSF-GTD)	1,875,000	1,839,429
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,178,800
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,836,471
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,339,422
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,071,802
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,178,954
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,842,420
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,378,700
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,206,107
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,001,160
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,113,294
Belton Independent School District GO, 4.00%, 2/15/47 (PSF-GTD)	3,100,000	3,009,234
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(3)	2,000,000	2,085,180
Central Texas Turnpike System Rev., 5.00%, 8/15/37	10,305,000	10,535,503
Central Texas Turnpike System Rev., 5.00%, 8/15/42	10,540,000	10,608,807
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,624,381
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	3,491,715
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,051,750

Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,150,397
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	524,747
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,518,485
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	12,750,000	14,322,936
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	2,800,305
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	5,845,970
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,530,545
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	10,000,000	11,044,496
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/34(5)	1,685,000	2,010,453
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/35(5)	1,345,000	1,583,954
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/36(5)	775,000	899,727
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/37(5)	2,200,000	2,526,944
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,293,535
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,134,378
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,519,337
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,863,119
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	482,672
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	243,310
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	203,358
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,360,000	3,391,717
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,295,143
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,225,778
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,191,687
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	513,167
El Paso Water & Sewer Rev., 5.00%, 3/1/36	9,190,000	10,179,058
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	1,400,000	1,436,759
Fort Bend Independent School District GO, 5.00%, 8/15/25 (PSF-GTD)	2,500,000	2,617,896
Fort Bend Independent School District GO, 5.00%, 8/15/26 (PSF-GTD)	5,000,000	5,348,877
Fort Bend Independent School District GO, 5.00%, 8/15/27 (PSF-GTD)	2,260,000	2,464,081
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,098,742
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,517,947
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,517,996
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,502,738
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,402,852
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,634,398
Galveston Independent School District GO, 4.00%, 2/1/42 (PSF-GTD)	5,750,000	5,527,995
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	7,924,853
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,256,555
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,316,430
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,729,486
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,562,788
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,044,023
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,046,192
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	820,000	799,332
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,540,356
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	901,602
Harris County Flood Control District Rev., (Harris County), 4.00%, 10/1/37	5,025,000	5,055,125
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	855,864
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	712,171
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	774,955
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,021,575
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	521,376
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,349,613

Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,021,719
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	495,306
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,018,795
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,006,132
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,253,680
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,003,963
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,161,295
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,027,316
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	412,683
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	959,530
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,016,552
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,085,726
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	722,373
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,288,540
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	2,981,992
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,217,912
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,085,127
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,436,401
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,504,419
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	994,555
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,470,637
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	494,461
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	259,265
Irving Hospital Authority Rev., VRN, 4.52%, (MUNIPSA plus 1.10%), 4/15/23(3)	1,495,000	1,495,000
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	603,498
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	1,000,973
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	993,997
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	985,739
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,199,611
Memorial City Redevelopment Authority Tax Allocation, (Houston Reinvestment Zone No. 17), 5.00%, 9/1/28 (AGM)	1,250,000	1,345,410
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,090,167
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	743,725
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	485,139
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	510,287
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,000,000	1,075,000
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,000,000	1,075,000
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,000,000	1,075,000
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(3)	1,670,000	1,795,250
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,657,881
North Texas Tollway Authority Rev., 5.00%, 1/1/24(3)	1,145,000	1,161,834
North Texas Tollway Authority Rev., 5.00%, 1/1/24	2,355,000	2,388,071
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,049,251
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,313,621
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,313,889
North Texas Tollway Authority Rev., 5.00%, 1/1/31	11,415,000	11,824,761
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	3,736,594
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,506,140
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,001,825
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,463,151
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,108,519

Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,156,378
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,347,482
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,461,889
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,501,048
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	794,629
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	983,728
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,383,307
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,304,977
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,021,574
Richardson Independent School District GO, 5.00%, 2/15/25 (PSF-GTD)	500,000	518,289
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,058,897
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	810,656
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	552,218
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	731,619
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,232,676
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,337,954
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,008,333
San Antonio GO, 4.00%, 2/1/40	2,000,000	1,976,835
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,461,117
San Antonio GO, 4.00%, 2/1/42	2,220,000	2,151,407
San Antonio Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	3,240,000	3,730,165
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	4,000,000	4,024,595
State of Texas GO, 5.00%, 8/1/37	1,000,000	1,035,643
State of Texas GO, 5.00%, 8/1/40	5,245,000	5,400,034
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	5,054,257
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26	1,340,000	1,280,018
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,632,658
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	2,024,559
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	3,310,000	3,455,050
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,665,970
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,498,776
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,558,247
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,047,691
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,525,515
Texas Water Development Board Rev., (State Revolving Fund), 5.00%, 8/1/34	11,095,000	12,990,317
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/30	7,000,000	7,809,744
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	2,910,000	3,243,873
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	10,000,000	9,861,019
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	15,000,000	15,736,674
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	1,180,000	1,307,738
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/30	2,150,000	2,461,391
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,557,886
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,403,914
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,184,573
University of Houston Rev., 5.00%, 2/15/27	8,100,000	8,541,797
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	5,950,825
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	739,663
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,277,925
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,608,838
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,008,800
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,147,992
		468,079,919
Utah — 0.2%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,201,967

Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,181,742
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,060,022
		6,443,731
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	215,000	217,977
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	768,685
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,411,850
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	621,347
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,016,270
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	798,940
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,019,331
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	917,556
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	509,582
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,196,048
		11,477,586
Virginia — 0.7%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	1,670,000	1,811,192
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	6,000,000	5,812,646
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,065,750
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,726,913
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	639,638
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	145,000	144,191
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	702,772
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,404,358
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	661,118
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,047,162
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	730,040
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,071,433
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,103,491
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,630,871
		26,551,575
Washington — 3.2%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,180,278
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	15,295,361
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,711,394
Seattle Municipal Light & Power Rev., VRN, 3.67%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,711,486
State of Washington GO, 5.00%, 7/1/24	12,000,000	12,301,046
State of Washington GO, 4.00%, 7/1/26	10,000,000	10,341,694
State of Washington GO, 5.00%, 7/1/27	10,000,000	10,368,053
State of Washington GO, 5.00%, 8/1/29	18,795,000	19,691,664
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,577,678
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,502,445
State of Washington GO, 4.00%, 7/1/39	3,730,000	3,743,193
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,481,882
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	6,000,000	6,206,641
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	6,750,000	5,923,781
		118,036,596
Wisconsin — 0.8%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	529,422
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/46	1,100,000	894,026
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	740,810

Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	790,122
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	335,171
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	795,891
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	300,997
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	291,060
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	304,504
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,020,994
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	538,619
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	995,447
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,731,176
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,861,380
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	2,995,145
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,035,634
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	270,000	259,499
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	500,000	505,325
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	1,175,000	1,125,468
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(1)	1,000,000	805,776
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	1,250,000	918,860
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/46	685,000	532,738
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,641,592
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/31	700,000	666,347
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41	1,500,000	1,226,961
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,385,465
		28,228,429
TOTAL MUNICIPAL SECURITIES (Cost $3,719,658,211)		3,654,914,002
EXCHANGE-TRADED FUNDS — 0.7%
Vanguard Tax-Exempt Bond Index ETF (Cost $27,719,627)	551,600	27,331,780
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $3,747,377,838)		3,682,245,782
OTHER ASSETS AND LIABILITIES — 0.5%		17,820,231
TOTAL NET ASSETS — 100.0%		$3,700,066,013

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	831	June 2023	$92,786,344	$16,240
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
AGM-CR	–	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIBOR	–	London Interbank Offered Rate
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
PSF-GTD	–	Permanent School Fund Guaranteed
Q-SBLF	–	Qualified School Board Loan Fund
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $135,216,681, which represented 3.7% of total net assets.
(2)Security is in default.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,654,914,002	—
Exchange-Traded Funds	$27,331,780	—	—
	$27,331,780	$3,654,914,002	—
Other Financial Instruments
Futures Contracts	$16,240	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.